General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
General and Administrative Expenses
17	General and administrative expenses

	2022	2021	2020

Personnel (a)	(63,665)	(55,057)	(37,175)

Share Based Plans (b)	(14,276)	(3,670)	—

Profit sharing (a)	(79,872)	(98,970)	(37,198)

	(157,813)	(157,697)	(74,373)

Third party expense (c)	(38,836)	(38,891)	(24,651)

Right of use depreciation (d)	(10,800)	(9,812)	(8,586)

Depreciation and amortization (e)	(4,986)	(3,917)	(4,642)

Other operating expenses (f)	(6,630)	(4,240)	(5,199)

Travel and representations	(4,535)	(1,271)	(933)

Condominium expenses	(3,315)	(2,598)	(2,818)

Payroll taxes	(1,850)	(3,669)	(2,132)

Rental expense	(174)	(540)	(428)

Telephony services	(243)	(242)	(278)

Legal	(171)	(99)	(146)

Accounts receivables allowance	4	(21)	(59)

Office consumables	—	(1)	—

	(229,349)	(222,998)	(124,245)
(a) Personnel and profit-sharing
According to the profit-sharing program and based on Brazilian Law 10,101 of December 19, 2000 and on objectives established at the beginning of each year, management estimated the payment of profit sharing in the amount of R$ 79,872 (R$ 98,970 in 2021 and R$ 37,198 in 2020) for the year ended December 31, 2022.
(b) Share-based payments
See note 23 for more details.
(c) Third party expense
Third party expense is composed for legal, accounting, advisory, information technology, marketing, and other contracted services.
(d) Right of use depreciation
See note 10 for more details.
(e) Depreciation and amortization
The amount is mainly comprised by property and equipment depreciation and since SPS acquisition, by the management contracts amortization.

(f) Other operating expenses
The amount is mainly comprised by office expenses, including energy, cleaning, maintenance and conservation, among others several expenses.